INCOME TAXES	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES
22.	INCOME TAXES

For the three months ended May 31, 2021 and 2020, the Company recorded an income tax expense of $0.2 million and $0, respectively. For the six months ended May 31, 2021 and 2020, the Company recorded an income tax expense of $0.2 million and $0, respectively. For the three months ended May 31, 2021 and 2020, the effective tax rate was 8.2% and 0%, respectively. For the six months ended May 31, 2021 and 2020, the effective tax rate was 9.4% and 0%, respectively. The Company’s tax rate differs from the statutory rate of 21.0% due to the effects of state taxes net of federal benefit, the foreign tax rate differential as a result of Byrna South Africa, effects of permanent non-deductible expenses, the recording of a valuation allowance against the deferred tax assets generated in the prior period, utilization of Net Operating Loss (“NOL”) and other effects.

The Company is subject to income tax in the U.S., as well as various state and international jurisdictions. The federal and state tax authorities can generally reduce a net operating loss (but not create taxable income) for a period outside the statute of limitations in order to determine the correct amount of net operating loss which may be allowed as a deduction against income for a period within the statute of limitations. Additional information regarding the statutes of limitations can be found in Note 23, “Income Taxes,” in the Notes to Consolidated Financial Statements included in Item 8 of our Annual Report on Form 10-K for the year ended November 30, 2020.

On March 27, 2020, Congress signed into law the $2 trillion bipartisan Coronavirus Aid, Relief and Economic Security (CARES) Act. The CARES Act includes a variety of economic and tax relief measures intended to stimulate the economy, including loans for small businesses, payroll tax credits/deferrals, and corporate income tax relief. Due to the Company’s history of net operating losses and full valuation allowance, the CARES Act did not have a significant effect to the income tax provision, as the corporate income tax relief was directed towards cash taxpayers.

19.	INCOME TAXES

Loss before income taxes consists of the following:

	Year Ended November 30,
	2020	2019
United States	$(13,572,909)	$(4,199,856)
Foreign	1,312,113	(209,929)
Total	$(12,260,796)	$(4,409,785)

The components of the provision for income taxes is as follows:

	Year Ended November 30,
	2020	2019
Current expense (benefit):
Federal	$—	$—
State	—	—
Foreign	292,529	—
Total current expense (benefit):	292,529	—

Deferred expense (benefit):
Federal	—	—
State	—	—
Foreign	—	—
Total deferred expense (benefit)	—	—

Total income tax expense (benefit)	$292,529	$—

A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended November 30,
	2020	2019
Income at US statutory rate	21.00%	21.00. %
State taxes, net of Federal benefit	6.58%	9.24. %
Permanent differences	(13.60%)	(5.44%)
Foreign rate differential	(0.75%)	0.34. %
Valuation allowance	(12.30%)	(24.34%)
Other	(3.32%)	(0.79%)
Total	(2.39%)	0.00%

The net deferred income tax asset balance related to the following:

	November 30,
	2020	2019
Depreciation and amortization	$(270,488)	$(88,502)
Stock compensation	334,898	96,033
Inventory reserve	28,533	15,611
Bad debt reserve	3,331	—
Accrued payroll	183,044	—
Warranty reserve	89,578	—
Net operating loss (“NOL”) carryforwards	5,951,914	5,845,058
Total deferred tax assets	6,320,808	5,868,199
Valuation allowance	(6,320,808)	(5,868,199)
Net deferred tax assets (liabilities)	$—	$—

As of November 30, 2020, the Company had federal and state NOL carryforwards of approximately $24.9 million and $11.4 million, respectively, which begin to expire in 2025 for federal and state purposes. The federal NOL carryforwards include approximately $8.6 million, which do not expire.

Future realization of the tax benefits of existing temporary differences and NOL carryforwards ultimately depends on the existence of sufficient taxable income within the carryforward period. As of November 30, 2020 and 2019, respectively, the Company performed an evaluation to determine whether a valuation allowance was needed. The Company considered all available evidence, both positive and negative, which included the results of operations for the current and preceding years. The Company determined that it was not possible to reasonably quantify future taxable income and determined that it is more likely than not that all of the deferred tax assets will not be realized. Accordingly, the Company maintained a full valuation allowance as of November 30, 2020 and 2019. At November 30, 2020 and 2019, the Company recognized valuation allowances of $6.3 million and $5.9 million, respectively, related to its deferred tax assets created in those respective years. The net increase of $0.4 million in the valuation allowance reflects the net in increase in gross deferred tax asset between those periods.
Pursuant to Internal Revenue Code Section 382, use of NOL carryforwards may be limited if the Company experiences a cumulative change in ownership of greater than 50% in a moving three-year period. Ownership changes could impact the Company’s ability to utilize the NOL carryforwards remaining at an ownership change date. The Company has completed a Section 382 study and determined that there were multiple ownership changes of 50% or more during the period from March 5, 2020 through November 30, 2020. These ownership changes occurred around March 10, 2007, August 27, 2013, and March 27, 2020. As of the last testing date covered in the testing period, the cumulative ownership change is 11.06%. The resulting limitation of NOL carryforwards has been considered in determining the full valuation allowance against the related deferred tax assets as noted above.